Note 13 - Financial Instruments - Summary of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Reported Value Measurement [Member]
Cash and cash equivalents	$ 3,796	$ 6,805
Restricted cash	38,392	197,130
Investments, Fair Value Disclosure, Total	29,913
Restricted investments	138,072
Assets, Fair Value Disclosure, Total	210,173	203,935
Bonds payable	160,832	160,679
Warrants and Rights Outstanding	6,534
Financial Liabilities Fair Value Disclosure, Total	167,366	160,679
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	3,796	6,805
Restricted cash	38,392	197,130
Investments, Fair Value Disclosure, Total	29,913
Restricted investments	136,330
Assets, Fair Value Disclosure, Total	208,431	203,935
Bonds payable	140,849	173,093
Warrants and Rights Outstanding	6,534
Financial Liabilities Fair Value Disclosure, Total	147,383	173,093
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	3,796	6,805
Restricted cash	38,392	197,130
Investments, Fair Value Disclosure, Total	29,913
Restricted investments	136,330
Assets, Fair Value Disclosure, Total	208,431	203,935
Bonds payable	0	0
Warrants and Rights Outstanding	3,060
Financial Liabilities Fair Value Disclosure, Total	3,060	0
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents	0	0
Restricted cash	0	0
Investments, Fair Value Disclosure, Total	0
Restricted investments	0
Assets, Fair Value Disclosure, Total	0	0
Bonds payable	140,849	173,093
Warrants and Rights Outstanding	3,474
Financial Liabilities Fair Value Disclosure, Total	144,323	173,093
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents	0	0
Restricted cash	0	0
Investments, Fair Value Disclosure, Total	0
Restricted investments	0
Assets, Fair Value Disclosure, Total	0	0
Bonds payable	0	0
Warrants and Rights Outstanding	0
Financial Liabilities Fair Value Disclosure, Total	$ 0	$ 0